Shareholders' Deficiency	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Shareholders' Deficiency
Shareholders' Deficiency

NOTE 7 – Shareholders’ Deficiency

Common Stock:

On July 7, 2013, the Company amended its Article of Incorporation to raise its authorized shares of Common stock from 400,000,000 to 5,000,000,000 shares.

On August 1, 2014 the Company amended its Articles of Incorporation to reduce the number of authorized shares to 400,000,000.

On February 2, 2015 the Company amended its Articles of Incorporation to increase the number of authorized shares to 600,000,000.

During the year ended June 30, 2015, the Company issued the following shares of common stock:

As a part of the Plan of Reorganization executed by the Bankruptcy Court in Dallas County, Texas in July 2014, the Company issued 8,683,410 shares of common stock as settlements of certain liabilities of the Company.

In March 2015, the Company issued 4,500,000 shares of common stock to acquire the assets of Smarterita Brands, valued at $1,063,500 (See Note 11).

The Company entered into a five-year employment agreement with Thomas Shuman to provide services as President and Chief Executive Officer of the Company. As a part of that agreement, the Company issued Mr. Shuman 21,000,000 shares of common stock and warrants to purchase 20,000,000 shares of common stock. The shares of common stock were valued at $214,200 and the warrants were valued at $265,925. The value has been recorded as a prepaid expense and is being amortized over the life of the employment agreement.

The Company issued 17,275,000 shares of common stock to various individuals who performed services for the Company during the year. The services were recorded at the fair value of the shares of common stock at the measurement date that the shares were issued which aggregated $1,922,846.

Warrants of 18,500,000, issued to a note holder as a part of a convertible debt agreement, were exercised during 2015 on a cashless basis.

Various individuals purchased 11,223,330 shares of common stock during the year for gross proceeds of $244,316

During the year ended June 30, 2015, noteholders converted $115,741 of principal into 115,740,710 shares of common stock in accordance with the conversion terms of the notes.

Preferred Stock:

On July 7, 2013, the Company amended its Articles of Incorporation to create Preferred A and Preferred B stock. The Company authorized 10,000,000 shares of Preferred A and 2,000,000 shares of Preferred B stock.

On August 1, 2014, the Company amended its Articles of Incorporation to reduce the Preferred A authorized shares from 10,000,000 to 1,000,000 shares. The same Amendment increased the Preferred B shares authorized from 2,000,000 to 9,000,000 shares authorized.

As of June 30, 2015 and 2014 the Company has outstanding 1,000,000 shares of Preferred A shares, which were previously issued to the Company’s chairman in connection with his employment agreement (see Note 10). The fair value of the shares was recorded as a prepaid expense and is being amortized over the life of the agreement.

Stockholders' Equity

8.	Stockholder’s Equity

Series C Preferred Stock

The Company amended its Articles of Incorporation as of November 13, 2015 to create a Series C Preferred Shares, which are 12% interest bearing, cumulative, exchangeable, non-voting, convertible Preferred Stock of the Company. Each Series C Preferred Share can be converted to 50 Shares of Common Stock

As of November 16, 2015, the holder of a convertible note aggregating $1,107,607 of principal and accrued interest, agreed to a dollar for dollar exchange for same number of Preferred C Shares.

Series D Preferred Stock

The Company amended its Articles of Incorporation as of March 21, 2016 to create a Series D preferred shares, which are non-voting, none-interest bearing convertible preferred stock of the Company. Each Series C preferred share can be converted to 100 shares of common stock.

As of March 31, 2016, there are 2,000,000 shares of Series D preferred shares authorized and zero outstanding.

Common Stock

During the nine months ended March 31, 2016, the Company issued 6,125,000 shares of Common Stock for proceeds of $233,500.

During the nine months ended March 31, 2016, the company issued 3,650,000 shares of Common Stock for services rendered valued at $197,125. 1,000,000 shares were returned with a value of $140,000 under a settlement agreement for services that were never rendered.

During the nine months ended March 31, 2016, the Company issued 64,220,350 shares of common stock for the conversion of $64,220 of convertible debt to Roy Meadows prior to executing the exchange agreement to Series C preferred stock.

During the nine months ended March 31, 2016, the Company issued 36,500,000 shares of common stock for the conversion of $52,500 of convertible debt to convertible note holders referred to in Note 6.

 On July, 17 2015, the Company issued 2,000,000 shares of common stock to acquire all of the assets of Dollar Shots Club, LLC.

On March 23, 2016 11,000,000 shares of common stock were returned under settlement agreements in connection with the termination of certain agreements.

Warrants

On January 4, 2016 and in connection with the employment terms of three (3) executive officers, the Company issued warrants in aggregate to purchase 20,000,000 shares of the Company’s common stock at an exercise price per share of $.001. The warrant may be exercised, in whole or in part, beginning on the date of issuance and becomes fully vested in six months. The warrants are for a period of 5 years, and contains customary anti-dilution provisions. These warrants were valued at $891,365 using the Black-Scholes option pricing model.

On February 28, 2016 and in connection with the commitment terms of two (2) Board of Directors, the Company issued warrants in aggregate to purchase 14,000,000 shares of the Company’s common stock at an exercise price per share of $.001. The warrant may be exercised, in whole or in part, beginning on the date of issuance and becomes fully vested in six months. The warrants are for a period of 5 years, and contains customary anti-dilution provisions. These warrants were valued at $353,296 using the Black-Scholes option pricing model.